SIGNIFICANT ACCOUNTING POLICIES (Goodwill And Intangible Assets) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Impairment of intangible assests		$ 450
Candela Corporation [Member]
Segment Reporting Information [Line Items]
Impairment of intangible assests		$ 510
Professional Aesthetic Devices And Emerging Business Units [Member]
Segment Reporting Information [Line Items]
Number of operating segments	2
Professional Aesthetic Devices [Member]
Segment Reporting Information [Line Items]
Number of reporting units	2
Emerging Business Units [Member]
Segment Reporting Information [Line Items]
Number of reporting units	3